Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,230,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,433.01
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form F-3 (File Nos. 333-282133 and 333-282133-01) in accordance with 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.900% Notes due 2029
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.900% Notes due 2029 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2032
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,499,175,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,428.23
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.200% Notes due 2032
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.200% Notes due 2032 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2034
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,740,077,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 151,386.74
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.300% Notes due 2034
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.300% Notes due 2034 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2037
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,742,580,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 151,604.46
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.500% Notes due 2037
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.500% Notes due 2037 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.